Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 72,225,836.10
Previously Paid Amount	0.00
Total Fee Amount	9,974.39
Total Offset Amount	0.00
Net Fee	$ 9,974.39
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A